PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 120.3% of Net Assets

	ABS Car Loan – 10.0%
$186,975	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$187,253
335,833	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021(a)	335,821
5,060,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022(a)	5,060,816
2,000,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/2024	2,068,812
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.360%, 2/18/2025	1,536,735
1,155,532	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A	1,153,995
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	299,867
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021(a)	4,398,958
3,480,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/2021(a)	3,488,833
825,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	844,949
2,750,000	Bank of the West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,760,017
2,430,000	California Republic Auto Receivables Trust, Series 2016-2, Class B, 2.520%, 5/16/2022	2,429,494
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,150,683
3,950,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	4,071,104
1,370,000	Canadian Pacer Auto Receivable, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,415,921
581,026	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	579,881
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,673,038
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,668,295
1,015,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,028,919
1,285,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,324,952
217,831	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	217,683
1,444,108	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.330%, 8/15/2024, 144A	1,453,201
1,054,946	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	1,058,893
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,771,630
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	4,112,576

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$1,268,719	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	$1,268,854
1,675,000	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.010%, 2/16/2027, 144A	1,684,358
2,000,000	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550%, 8/15/2027, 144A(a)	2,036,093
2,349,679	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	2,351,446
2,800,000	Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1/15/2025	2,882,830
1,000,000	Drive Auto Receivables Trust, Series 2019-2, Class C, 3.420%, 6/16/2025	1,018,799
1,775,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	1,810,658
1,333,537	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	1,338,947
146,650	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A(a)	146,652
1,200,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,233,431
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	2,253,575
282,919	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	283,008
710,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	713,844
2,645,000	Flagship Credit Auto Trust, Series 2017-4, Class B, 2.660%, 10/17/2022, 144A	2,648,236
1,329,000	Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024, 144A	1,355,587
2,800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	2,880,229
3,900,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A(a)	3,897,044
2,265,196	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A	2,268,277
3,210,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/2020, 144A(a)	3,208,714
2,435,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	2,478,874
690,688	Motor PLC, Series 2017-1A, Class A1, 1-month LIBOR + 0.530%, 2.934%, 9/25/2024, 144A(b)	690,812
2,990,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	2,991,119
1,175,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	1,177,539
1,670,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 3.034%, 2/15/2023, 144A(b)	1,674,744
1,705,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	1,751,283
1,100,000	NextGear Floorplan Master Owner Trust, Series 2019-1A, Class A2, 3.210%, 2/15/2024, 144A	1,124,301
2,000,000	Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.750%, 10/15/2024, 144A	2,060,317

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$4,727,920	Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/2022(a)	$4,727,004
5,660,000	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.760%, 12/15/2022	5,672,660
1,655,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.960%, 3/15/2024	1,663,390
2,830,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.070%, 8/15/2024	2,919,504
2,220,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	2,266,095
1,253,087	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.120%, 7/15/2022, 144A(a)	1,255,787
1,680,000	United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.160%, 8/12/2024, 144A	1,689,641
111,567	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A	111,497
1,035,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.920%, 5/15/2023, 144A	1,038,102

		118,665,577

	ABS Credit Card – 0.9%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022(a)	1,999,179
3,930,000	Delamare Cards MTN Issuer PLC, Series 2018-1A, Class A1, 1-month LIBOR + 0.700%, 3.090%, 11/19/2025, 144A(a)(b)	3,933,081
4,100,000	World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.490%, 4/15/2026(c)	4,099,180

		10,031,440

	ABS Home Equity – 4.6%
1,628,564	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	1,666,215
1,409,079	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)(d)	1,426,190
1,404,390	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(a)(d)	1,439,842
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(d)	1,437,076
2,016,100	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(d)	2,121,637
2,158,224	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(a)(d)	2,196,435
645,885	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(a)	644,872
674,375	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	678,120
1,830,335	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051	1,894,152
64,556	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.967%, 7/25/2021(c)(d)(e)	61,064
47,732	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)(d)(e)	47,661

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Home Equity – continued
$3,950,814	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.254%, 10/25/2027(a)(b)	$3,992,166
1,285,623	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.971%, 8/25/2060, 144A(b)	1,283,067
1,954,141	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 4.696%, 5/19/2034(d)	2,015,862
965,429	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 3-month LIBOR + 0.360%, 2.957%, 10/15/2054, 144A(b)	964,266
3,192,255	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 3.294%, 6/17/2037, 144A(a)(b)	3,185,144
2,952,334	Invitation Homes Trust, Series 2018-SFR4, Class A, 1-month LIBOR + 1.100%, 3.494%, 1/17/2038, 144A(a)(b)	2,968,382
98,953,739	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.463%, 11/25/2048, 144A(d)(f)	1,870,077
341,422	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(d)	341,109
2,038,133	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(a)(d)	2,091,330
52,407	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.525%, 7/25/2035(c)(d)(e)	47,822
1,699,070	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(d)	1,730,203
2,532,273	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(d)	2,574,107
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,425,043
400,000	Progress Residential Trust, Series 2017-SFR2, Class A, 2.897%, 12/17/2034, 144A	402,597
2,270,000	Progress Residential Trust, Series 2019-SFR2, Class B, 3.446%, 5/17/2036, 144A	2,317,746
27,374	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(c)(e)	25,754
184,043	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(c)(e)	175,719
5,770	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(c)(e)	5,472
525,561	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(d)	539,170
810,550	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(d)	840,054
907,114	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(d)	938,267
1,882,769	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)(d)	1,925,753
1,002,858	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)(d)	1,007,219
1,074,824	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(a)(d)	1,068,580
1,892,357	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)(d)	1,962,824
3,033,371	Tricon American Homes, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A(a)	3,074,186

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Home Equity – continued
$2,165,133	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 4.136%, 11/25/2036(d)	$2,043,541

		54,428,724

	ABS Other – 8.0%
4,591,068	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	4,727,783
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	328,106
1,723,385	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(d)	1,775,529
2,551,395	Castlelake Aircraft Securitization, Series 2019-1, Class A, 3.967%, 4/15/2039	2,555,705
1,051,000	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	1,062,334
1,155,000	CCG Receivables Trust, Series 2019-1, Class B, 3.220%, 9/14/2026, 144A	1,178,135
1,072,061	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	1,066,378
1,596,785	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	1,592,055
4,000,000	Chesapeake Funding II LLC, Series 2018-1A, Class B, 3.450%, 4/15/2030, 144A	4,093,810
2,688,419	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	2,726,670
1,607,000	GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.360%, 1/20/2023, 144A	1,607,266
3,736,694	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	3,874,007
750,000	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A(c)	749,766
2,446,197	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	2,488,037
2,305,206	Lendmark Funding Trust, Series 2017-1A, Class A, 2.830%, 12/22/2025, 144A	2,298,916
1,340,000	Lendmark Funding Trust, Series 2017-2A, Class A, 2.800%, 5/20/2026, 144A	1,340,629
1,288,075	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,320,108
3,135,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	3,140,282
636,477	Marlette Funding Trust, Series 2018-2A, Class A, 3.060%, 7/17/2028, 144A	637,169
1,585,000	Marlette Funding Trust, Series 2019-2A, Class A, 3.130%, 7/16/2029, 144A	1,594,234
292,570	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(d)	298,857
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	9,377,080
3,203,141	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(a)	3,215,517
1,620,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	1,667,648

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Other – continued
$3,416,953	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A(a)	$3,469,415
4,709,278	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	4,806,371
3,955,000	SCF Equipment Trust LLC, Series 2018-1A, Class B, 3.970%, 12/20/2025, 144A	4,099,357
1,125,000	SCF Equipment Trust LLC, Series 2019-1A, Class A2, 3.230%, 10/20/2024, 144A	1,141,183
1,307,885	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	1,340,894
1,129,775	Sierra Timeshare Receivables Fund, Series 2018 - 2A, Class A, 3.500%, 6/20/2035, 144A	1,161,818
260,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 5.320%, 9/15/2032(b)(c)	259,922
225,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 5.320%, 9/15/2032(b)(c)	224,932
980,000	SoFi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	989,127
3,985,000	SoFi Consumer Loan Program Trust, Series 2018-3, Class A2, 3.670%, 8/25/2027, 144A	4,048,713
3,927,452	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	3,972,501
788,221	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	808,127
1,019,667	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,034,447
403,715	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	406,581
2,637,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(a)	2,659,039
52,157	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/2021, 144A	52,113
4,842,486	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	4,866,955
2,935,000	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	2,943,064
930,000	Wheels SPV 2 LLC, Series 2018-1A, Class A4, 3.410%, 4/20/2027, 144A	956,629
1,270,000	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A(c)	1,269,818

		95,227,027

	ABS Student Loan – 3.7%
850,035	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	848,758
4,630,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042, 144A	4,924,606
2,960,000	Navient Student Loan Trust, Series 2018-2A, Class A3, 1-month LIBOR + 0.750%, 3.154%, 3/25/2067, 144A(a)(b)	2,930,283
2,340,000	Navient Student Loan Trust, Series 2018-4A, Class A2, 1-month LIBOR + 0.680%, 3.084%, 6/27/2067, 144A(a)(b)	2,320,310
3,400,000	Nelnet Student Loan Trust, Series 2018-1A, Class A2, 1-month LIBOR + 0.760%, 3.164%, 5/25/2066, 144A(a)(b)	3,369,461

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Student Loan – continued
$101,765	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 3-month LIBOR + 0.950%, 3.542%, 7/01/2024(a)(b)	$101,767
1,231,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.260%, 6/15/2032(b)(c)	1,230,631
198,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 5.280%, 6/15/2032(b)(c)	197,941
377,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.280%, 3/15/2033(b)(c)	376,887
5,694,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 5.290%, 3/15/2033(b)(c)	5,692,292
2,698,273	SLM Student Loan Trust, Series 2008-2, Class A3, 3-month LIBOR + 0.750%, 3.330%, 4/25/2023(b)	2,683,092
2,715,000	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 3.194%, 2/15/2036, 144A(a)(b)	2,708,816
2,575,000	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A(a)	2,701,810
160,038	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.654%, 8/25/2032, 144A(b)	160,465
2,854,876	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(a)	2,878,470
2,136,765	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(a)	2,149,571
2,485,000	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A(a)	2,511,458
2,815,000	SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.590%, 1/25/2048, 144A(a)	2,930,272
2,402,545	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 3.580%, 7/25/2025(a)(b)	2,405,836

		43,122,726

	ABS Whole Business – 1.7%
2,771,658	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,948,950
3,292,800	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,371,423
1,560,000	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	1,612,759
2,029,500	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	2,089,999
965,250	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	1,012,470
1,930,413	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	2,005,362
3,999,775	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	4,197,084
2,596,317	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,703,085
598,500	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	629,012

		20,570,144

	Agency Commercial Mortgage-Backed Securities – 9.7%
6,000,000	Federal National Mortgage Association, Series 2015-M10, Class A2, 3.092%, 4/25/2027(a)(d)	6,252,318

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$373,530	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 3.372%, 11/25/2022(b)	$373,688
1,320,000	Federal National Mortgage Association, Series 2017-M12, Class A2, 3.184%, 6/25/2027(d)	1,378,868
5,510,000	Federal National Mortgage Association, Series 2018-M4, Class A2, 3.144%, 3/25/2028(a)(d)	5,740,172
9,927,536	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.446%, 12/25/2021(c)(d)(e)(f)	257,786
382,775,709	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.406%, 2/25/2023(a)(d)(f)	3,364,522
80,864,884	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.337%, 4/25/2023(a)(c)(d)(e)(f)	626,320
32,968,256	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.884%, 10/25/2023(d)(f)	933,641
35,280,484	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.310%, 3/25/2024(d)(f)	1,620,888
38,644,430	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.862%, 9/25/2024(a)(d)(f)	1,250,588
77,372,238	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.493%, 3/25/2025(d)(f)	1,469,771
73,225,225	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.262%, 5/25/2025(c)(d)(e)(f)	605,389
36,783,262	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.731%, 7/25/2025(d)(f)	1,166,335
21,520,506	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.457%, 8/25/2025(d)(f)	394,931
42,265,434	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.681%, 9/25/2025(a)(d)(f)	1,242,236
17,257,614	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.799%, 11/25/2025(d)(f)	616,197
9,659,855	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 1.026%, 12/25/2025(c)(d)(e)(f)	473,231
16,910,563	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.314%, 1/25/2026(d)(f)	1,115,647
7,619,399	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.499%, 3/25/2026(d)(f)	590,145
28,489,194	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.325%, 7/25/2026(d)(f)	1,958,678
8,663,768	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 1.056%, 8/25/2026(d)(f)	491,314
25,884,282	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.435%, 9/25/2026(d)(f)	514,390
93,919,471	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.197%, 10/25/2026(d)(f)	628,866
15,187,508	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.102%, 1/25/2031(d)(f)	1,257,204
3,127,139	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.438%, 1/25/2023(c)(d)(e)(f)	91,229
51,149,977	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.418%, 8/25/2025(c)(d)(e)(f)	515,834
35,099,009	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.444%, 12/25/2026(d)(f)	555,326
2,926,413	FNMA, 3.000%, 1/01/2028(a)	3,051,761

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$6,929,591	FNMA, 3.120%, 8/01/2027(a)	$7,283,704
4,210,000	FNMA, 3.225%, 12/01/2029(a)	4,446,996
1,900,006	FNMA, 3.340%, 3/01/2029	2,017,369
3,000,000	FNMA, 3.410%, 4/01/2028(a)	3,190,760
2,338,658	FNMA, 3.430%, 5/01/2033(a)	2,483,098
6,273,939	FNMA, 3.880%, 6/01/2033(a)	6,941,385
4,664,071	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(c)(d)(e)(f)	53,894
2,327,214	Government National Mortgage Association, Series 2006-51, Class IO, 0.939%, 8/16/2046(a)(c)(d)(e)(f)	67,776
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)(d)	4,666,790
1,431,539	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)(d)	1,520,197
6,999,029	Government National Mortgage Association, Series 2009-114, Class IO, 0.001%, 10/16/2049(c)(d)(e)(f)	7,692
9,055,337	Government National Mortgage Association, Series 2010-124, Class X, 0.083%, 12/16/2052(a)(c)(d)(e)(f)	25,848
370,084	Government National Mortgage Association, Series 2010-49, Class IA, 1.506%, 10/16/2052(c)(d)(e)(f)	17,598
3,775,789	Government National Mortgage Association, Series 2011-119, Class IO, 0.292%, 8/16/2051(c)(d)(e)(f)	39,199
22,694,404	Government National Mortgage Association, Series 2011-121, Class IO, 0.399%, 6/16/2043(a)(c)(d)(e)(f)	174,806
2,479,001	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(a)	3,326,127
15,489,318	Government National Mortgage Association, Series 2011-161, Class IO, 0.381%, 4/16/2045(c)(d)(e)(f)	190,593
6,966,396	Government National Mortgage Association, Series 2011-38, Class IO, 0.098%, 4/16/2053(a)(c)(d)(e)(f)	126,415
1,438,634	Government National Mortgage Association, Series 2011-53, Class IO, 0.735%, 5/16/2051(a)(c)(d)(e)(f)	37,841
8,966,680	Government National Mortgage Association, Series 2012-100, Class IC, 1.399%, 9/16/2050(c)(d)(e)(f)	367,434
6,817,387	Government National Mortgage Association, Series 2012-111, Class IC, 1.299%, 9/16/2050(c)(d)(e)(f)	259,994
55,089,055	Government National Mortgage Association, Series 2012-142, Class IO, 0.927%, 4/16/2054(a)(d)(f)	2,085,986
13,407,721	Government National Mortgage Association, Series 2012-23, Class IO, 0.562%, 6/16/2053(a)(c)(d)(e)(f)	311,790
24,375,638	Government National Mortgage Association, Series 2012-55, Class IO, 0.425%, 4/16/2052(a)(c)(d)(e)(f)	305,546
15,680,620	Government National Mortgage Association, Series 2012-70, Class IO, 0.452%, 8/16/2052(a)(c)(d)(e)(f)	230,462
15,102,116	Government National Mortgage Association, Series 2012-79, Class IO, 0.672%, 3/16/2053(c)(d)(e)(f)	487,107
58,307,562	Government National Mortgage Association, Series 2012-85, Class IO, 0.786%, 9/16/2052(a)(d)(f)	2,239,838

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$5,008,130	Government National Mortgage Association, Series 2013-175, Class IO, 0.685%, 5/16/2055(c)(d)(e)(f)	$144,284
11,159,488	Government National Mortgage Association, Series 2014-101, Class IO, 0.809%, 4/16/2056(d)(f)	549,770
35,951,425	Government National Mortgage Association, Series 2014-130, Class IB, 0.873%, 8/16/2054(a)(d)(f)	1,528,676
31,542,564	Government National Mortgage Association, Series 2014-24, Class IX, 0.673%, 1/16/2054(a)(d)(f)	896,679
22,393,013	Government National Mortgage Association, Series 2014-70, Class IO, 0.838%, 3/16/2049(a)(d)(f)	872,974
16,464,128	Government National Mortgage Association, Series 2014-86, Class IO, 0.744%, 4/16/2056(d)(f)	684,667
38,755,293	Government National Mortgage Association, Series 2015-120, Class IO, 0.856%, 3/16/2057(a)(d)(f)	2,191,639
66,930,421	Government National Mortgage Association, Series 2015-146, Class IB, 0.844%, 7/16/2055(a)(d)(f)	3,377,262
15,770,421	Government National Mortgage Association, Series 2015-171, Class IO, 0.869%, 11/16/2055(d)(f)	935,612
25,854,550	Government National Mortgage Association, Series 2015-189, Class IG, 0.926%, 1/16/2057(a)(d)(f)	1,630,964
15,279,640	Government National Mortgage Association, Series 2015-21, Class IO, 0.929%, 7/16/2056(d)(f)	831,422
33,829,797	Government National Mortgage Association, Series 2015-32, Class IO, 0.840%, 9/16/2049(a)(d)(f)	1,634,564
11,764,311	Government National Mortgage Association, Series 2015-68, Class IO, 0.761%, 7/16/2057(d)(f)	606,574
41,812,122	Government National Mortgage Association, Series 2015-70, Class IO, 1.031%, 12/16/2049(a)(d)(f)	2,614,261
31,429,465	Government National Mortgage Association, Series 2015-73, Class IO, 0.795%, 11/16/2055(a)(d)(f)	1,652,876
27,158,172	Government National Mortgage Association, Series 2016-143, 0.961%, 10/16/2056(a)(f)	2,197,417
51,766,174	Government National Mortgage Association, Series 2016-6, Class IO, 0.719%, 2/16/2051(a)(d)(f)	2,357,685
48,919,958	Government National Mortgage Association, Series 2017-168, Class I0, 0.657%, 12/16/2059(a)(d)(f)	2,961,541
25,915,094	Government National Mortgage Association, Series 2018-2, Class IO, 0.786%, 12/16/2059(d)(f)	1,825,514
80,442,020	Government National Mortgage Association, Series 2018-82, Class IO, 0.510%, 5/16/2058(d)(f)	4,035,655

		114,973,556

	Collateralized Mortgage Obligations – 30.4%
3,930,142	Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.730%, 3/25/2047, 144A(a)(d)	3,983,184
64,805	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(d)(e)	69,972
62,035	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(a)(c)(e)	67,478
596,857	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 9.014%, 6/15/2023(c)(d)(e)	643,783
465,381	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033(c)(e)	489,594

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$147,935	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(a)(c)(e)(f)	$34,820
132,123	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 5.415%, 11/15/2033(c)(d)(e)	137,555
497,910	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 2.644%, 10/15/2034(a)(b)(c)(e)	495,613
5,748,260	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(a)	6,495,693
2,092,659	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 11.978%, 5/15/2035(a)(d)	2,613,711
5,659,746	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 4.806%, 5/15/2036(a)(d)(f)	1,209,828
1,748,683	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 3.856%, 2/15/2038(c)(d)(e)(f)	298,861
1,096,084	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 10.970%, 2/15/2038(a)(d)	1,404,752
1,031,658	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 10.493%, 2/15/2038(a)(d)	1,301,259
1,097,513	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.808%, 6/15/2048(a)(d)(f)	1,003,137
322,788	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037(c)(e)	359,108
1,187,127	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.048%, 12/15/2036(a)(d)	1,249,733
49,056	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 1-month LIBOR + 0.500%, 2.894%, 12/15/2037(b)(c)(e)	48,576
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 5.112%, 1/15/2041(a)(d)	2,263,635
360,817	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 4.320%, 2/15/2041(d)	408,153
794,593	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1-month LIBOR + 0.400%, 2.794%, 5/15/2037(a)(b)(c)(e)	791,792
4,639,000	Federal Home Loan Mortgage Corp., REMIC, Series 3848, Class WX, 5.000%, 4/15/2041(a)	5,373,877
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 12.029%, 8/15/2040(a)(d)	3,107,855
2,733,279	Federal Home Loan Mortgage Corp., REMIC, Series 4097, 3.756%, 8/15/2032(c)(d)(e)(f)	322,562
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(a)	1,847,619
1,135,995	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1-month LIBOR + 0.300%, 2.694%, 2/15/2042(a)(b)	1,137,188
8,773,640	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.614%, 6/15/2039(c)(d)(e)(f)	428,827
9,150,379	Federal Home Loan Mortgage Corp., REMIC, Series 4367, Class MZ, 4.000%, 7/15/2044	10,099,745
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	770,858
357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)(d)(e)	393,914
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)(d)(e)	462,725
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,487,773

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$446,814	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(a)(c)(e)(f)	$71,230
6,073,965	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042(a)	6,246,035
4,609,378	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046(a)	4,708,594
205,896	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1-month LIBOR + 0.400%, 2.794%, 11/15/2040(b)(c)(e)	204,903
2,170,761	Federal Home Loan Mortgage Corp., Series 4268, Class DL, 2.500%, 11/15/2028(a)	2,190,757
1,655,138	Federal Home Loan Mortgage Corp., Series 4290, Class QB, 2.500%, 1/15/2029	1,652,281
137,400	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 4.846%, 1/25/2024(c)(d)(e)(f)	11,679
1,198,449	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(a)(d)	1,265,166
2,714,441	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 15.604%, 6/25/2035(a)(d)	4,058,901
1,907,605	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(a)	2,322,406
2,168,453	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 15.384%, 6/25/2036(a)(d)	3,219,132
82,957	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 4.896%, 8/25/2036(c)(d)(e)(f)	17,798
571,903	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 20.978%, 8/25/2036(d)	944,343
1,395,595	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.439%, 8/25/2038(a)(d)	1,443,764
353,734	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.311%, 11/25/2038(c)(d)(e)	374,608
928,297	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.557%, 3/25/2039(a)(c)(d)(e)	905,429
56,199	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024(c)(e)	57,305
143,251	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 2.732%, 12/25/2039(c)(d)(e)	144,118
2,201,420	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040(a)	2,593,621
2,182,866	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1-month LIBOR + 0.400%, 2.804%, 9/25/2040(a)(b)	2,188,070
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 5.260%, 11/25/2040(d)	558,881
5,453,769	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042(a)	5,557,760
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 6.304%, 7/25/2043(a)(d)	1,856,734
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 2.490%, 3/25/2043(d)	937,731
722,847	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 2.532%, 4/25/2033(d)	702,714
3,826,027	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 3.746%, 8/25/2042(a)(c)(d)(e)(f)	520,912
120,760	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)(d)(e)	123,385

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,845,566	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(a)(d)	$2,081,280
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(d)	772,717
2,827,399	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)(d)	2,997,712
20,226,935	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 3.696%, 10/25/2034(a)(d)(f)	2,918,907
24,523,651	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 3.696%, 9/25/2046(a)(d)(f)	3,783,097
16,122,504	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 3.696%, 9/25/2046(a)(d)(f)	2,579,560
10,217,260	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 3.696%, 11/25/2046(d)(f)	1,540,420
9,523,732	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 3.696%, 11/25/2046(d)(f)	1,582,058
12,273,234	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 4.246%, 12/25/2046(a)(d)	2,171,007
6,000,000	Federal National Mortgage Association, Series 2010-134, Class DB, 4.500%, 12/25/2040(a)	6,764,996
1,819,035	Federal National Mortgage Association, Series 2011-60, Class ZB, 5.000%, 7/25/2041	2,151,796
17,129,216	Federal National Mortgage Association, Series 2016-22, Class ST, IO, 3.696%, 4/25/2046(a)(d)(f)	2,786,987
15,894,126	Federal National Mortgage Association, Series 2017-26, Class SA, 3.746%, 4/25/2047(a)(d)	2,476,524
81,970,571	Federal National Mortgage Association, Series 2017-57, Class SD, IO, 1.546%, 8/25/2047(a)(d)(f)	6,180,925
596,935	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(a)(c)(e)(f)	118,388
141,867	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(c)(d)(e)(f)	36,781
618,328	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(a)(c)(e)(f)	134,334
119,908	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(e)(f)	22,888
1,337,782	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(a)(c)(e)(f)	246,763
549,531	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(a)(c)(e)(f)	124,343
291,971	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(a)(c)(e)(f)	65,717
668,070	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(a)(c)(e)(f)	155,528
305,773	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(a)(c)(e)(f)	75,756
344,805	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(a)(c)(e)(f)	72,039
437,492	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(a)(c)(e)(f)	114,028
419,652	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(a)(c)(e)	88,863
208,702	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(c)(d)(e)	40,867

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$259,233	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(a)(c)(e)	$56,264
169,065	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(c)(d)(e)	36,050
49,451	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(e)(f)	10,810
1,500,995	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(c)(d)(e)(f)	272,467
523,488	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(a)(c)(e)(f)	120,202
447,538	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(c)(d)(e)(f)	86,177
464,896	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(c)(d)(e)(f)	71,295
236,229	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(a)(c)(e)(f)	59,803
37,703	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)(f)	9,525
284,743	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(c)(e)	337,419
527,677	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 3.108%, 2/20/2060(b)	529,711
789,805	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.797%, 10/20/2060(b)	786,715
1,329,451	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 2.817%, 5/20/2059(a)(b)	1,327,554
235,971	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.817%, 10/20/2060(b)	235,110
2,554,079	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 3.017%, 9/20/2061(a)(b)	2,558,494
1,130,363	Government National Mortgage Association, Series 2011-H01, Class AF, 1-month LIBOR + 0.450%, 2.917%, 11/20/2060(b)	1,129,473
203,969	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 2.967%, 12/20/2060(b)	204,066
200,403	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.917%, 2/20/2061(b)	200,241
115,411	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 2.967%, 3/20/2061(b)	115,465
161,976	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 3.067%, 10/20/2061(b)(c)	161,612
422,822	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 3.130%, 10/20/2061(b)	426,773
6,281,527	Government National Mortgage Association, Series 2012-H08, Class FA, 1-month LIBOR + 0.600%, 3.067%, 1/20/2062(a)(b)	6,299,038
545,263	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(a)	543,135
933,692	Government National Mortgage Association, Series 2012-H11, Class GA, 1-month LIBOR + 0.580%, 3.047%, 5/20/2062(b)	935,593
350,762	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	349,067
1,881,095	Government National Mortgage Association, Series 2012-H20, Class BA, 1-month LIBOR + 0.560%, 3.027%, 9/20/2062(a)(b)	1,884,111
3,515,368	Government National Mortgage Association, Series 2012-H20, Class PT, 3.259%, 7/20/2062(d)	3,551,949

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,425,206	Government National Mortgage Association, Series 2012-H22, Class HD, 5.257%, 1/20/2061(d)	$1,474,077
1,408	Government National Mortgage Association, Series 2012-H24, Class FD, 1-month LIBOR + 0.590%, 3.057%, 9/20/2062(a)(b)(c)(e)	1,393
122,712	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 3.067%, 10/20/2062(b)	122,800
7,213,979	Government National Mortgage Association, Series 2012-H24, Class HI, 1.113%, 10/20/2062(c)(d)(e)(f)	227,646
3,629,082	Government National Mortgage Association, Series 2012-H26, Class BA, 1-month LIBOR + 0.350%, 2.817%, 10/20/2062(a)(b)	3,618,382
1,499,179	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.867%, 10/20/2062(a)(b)	1,496,296
34,355	Government National Mortgage Association, Series 2012-H27, Class FB, 1-month LIBOR + 0.500%, 2.967%, 10/20/2062(a)(b)(c)(e)	34,012
2,358,148	Government National Mortgage Association, Series 2012-H30, Class GA, 1-month LIBOR + 0.350%, 2.817%, 12/20/2062(a)(b)	2,351,661
917,234	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 2.787%, 1/20/2063(b)(c)	909,306
20,777,666	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)	20,640,683
3,859,367	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063	3,844,970
2,559,915	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063	2,578,608
1,915,120	Government National Mortgage Association, Series 2013-H13, Class SI, 1.318%, 6/20/2063(c)(d)(e)(f)	105,760
1,763,293	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 2.937%, 5/20/2063(b)	1,762,911
18,576,842	Government National Mortgage Association, Series 2013-H16, Class AI, 1.635%, 7/20/2063(c)(d)(f)	766,295
13,498,426	Government National Mortgage Association, Series 2013-H18, Class EI, 1.795%, 7/20/2063(c)(d)(e)(f)	730,887
2,067,581	Government National Mortgage Association, Series 2013-H18, Class JI, 1.377%, 8/20/2063(c)(d)(e)(f)	78,678
1,175,384	Government National Mortgage Association, Series 2013-H19, Class DF, 1-month LIBOR + 0.650%, 3.117%, 5/20/2063(b)	1,178,110
572,400	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 3.067%, 8/20/2063(b)	573,908
1,399,343	Government National Mortgage Association, Series 2013-H21, Class FB, 1-month LIBOR + 0.700%, 3.167%, 9/20/2063(b)	1,406,457
2,511,810	Government National Mortgage Association, Series 2013-H22, Class FB, 1-month LIBOR + 0.700%, 3.167%, 8/20/2063(a)(b)	2,523,559
234,585	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 3.080%, 4/20/2063(b)	236,397
11,483,178	Government National Mortgage Association, Series 2014-H03, Class FS, 1-month LIBOR + 0.650%, 3.117%, 2/20/2064(a)(b)	11,549,927
7,362,799	Government National Mortgage Association, Series 2014-H05, Class FB, 1-month LIBOR + 0.600%, 3.067%, 12/20/2063(a)(b)	7,384,838
2,743,178	Government National Mortgage Association, Series 2014-H06, Class FA, 1-month LIBOR + 0.570%, 3.037%, 3/20/2064(a)(b)	2,748,839
8,996,206	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.601%, 6/20/2064(a)(d)	9,730,088
2,792,029	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.993%, 7/20/2064(a)(b)	2,803,783

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,038,459	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.967%, 7/20/2064(a)(b)	$2,039,378
22,303,814	Government National Mortgage Association, Series 2014-H24, Class HI, 0.943%, 9/20/2064(c)(d)	856,466
112,225	Government National Mortgage Association, Series 2015-39, Class SN, 2.298%, 3/20/2045(a)(c)(d)(e)	111,007
14,028,242	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.605%, 10/20/2064(a)(d)	15,525,785
12,824,371	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.937%, 2/20/2065(a)(b)	12,817,639
949,061	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(c)(d)(e)	974,122
53,490	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.767%, 4/20/2061(a)(b)(c)(e)	53,078
3,474,362	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	3,412,012
3,045,518	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.697%, 5/20/2065(a)(b)	3,027,888
478,008	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.747%, 5/20/2063(a)(b)	477,529
391,634	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 2.667%, 4/20/2063(a)(b)(c)(e)	388,906
6,721,106	Government National Mortgage Association, Series 2015-H26, Class FC, 1-month LIBOR + 0.600%, 3.067%, 8/20/2065(a)(b)	6,734,038
838,715	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.301%, 3/20/2065(d)	874,758
146,983	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 3.167%, 10/20/2065(a)(b)(c)(e)	146,482
117,837	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.585%, 9/20/2065(c)(d)(e)	134,712
72,718	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 3.147%, 8/20/2061(b)(c)(e)	72,478
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(d)	1,982,486
1,156,343	Government National Mortgage Association, Series 2016-23, Class PA, 5.675%, 7/20/2037(a)(d)	1,299,314
17,540,783	Government National Mortgage Association, Series 2016-H01, Class AI, 1.780%, 1/20/2066(a)(c)(d)	1,353,929
3,812,626	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.387%, 2/20/2066(a)(b)	3,855,120
24,797,270	Government National Mortgage Association, Series 2016-H09, Class JI, 1.992%, 4/20/2066(a)(c)(d)(f)	2,177,510
3,057,563	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 3.067%, 4/20/2066(a)(b)	3,062,059
1,823,502	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 3.047%, 5/20/2066(a)(b)	1,826,244
572,366	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.386%, 8/20/2063(c)(d)(e)	592,309
565,279	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.422%, 8/20/2066(c)(d)(e)	612,658
576,353	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.333%, 6/20/2061(c)(d)(e)	615,116
1,487,690	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 2.867%, 8/20/2066(a)(b)	1,487,774

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$251,829	Government National Mortgage Association, Series 2016-H19, Class FE, 1-month LIBOR + 0.370%, 2.837%, 6/20/2061(a)(b)(c)(e)	$250,505
1,210,326	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.867%, 9/20/2063(a)(b)	1,209,926
9,687,847	Government National Mortgage Association, Series 2016-H20, Class FG, 1-month LIBOR + 0.700%, 3.167%, 8/20/2066(a)(b)	9,724,245
3,543,305	Government National Mortgage Association, Series 2017-H14, Class FK, 1-year CMT + 0.200%, 2.630%, 5/20/2067(a)(b)	3,541,549
3,940,924	Government National Mortgage Association, Series 2017-H17, Class FG, 1-month LIBOR + 0.500%, 2.967%, 8/20/2067(a)(b)	3,942,749
2,831,440	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 2.667%, 10/20/2064(a)(b)	2,827,145
4,432,009	Government National Mortgage Association, Series 2018-H04, Class FM, 1-month LIBOR + 0.300%, 2.767%, 3/20/2068(a)(b)	4,407,289
1,740,324	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 2.717%, 6/20/2068(a)(b)	1,737,449
4,745,976	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 2.860%, 6/20/2068(a)(b)	4,674,320
4,365,978	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 2.817%, 9/20/2068(a)(b)	4,361,253
3,736,369	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.275%, 5/20/2068(d)	4,343,817
1,000,000	Government National Mortgage Association, Series 2019-31, Class V, 3.500%, 2/20/2039	1,032,157
8,862,906	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.867%, 10/20/2068(a)(b)	8,850,335
1,796,474	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.290%, 1/20/2069(c)(d)	2,060,893

		360,418,537

	Hybrid ARMs – 0.6%
70,048	FHLMC, 1-year CMT + 2.254%, 4.599%, 1/01/2035(a)(b)	73,798
1,269,512	FHLMC, 1-year CMT + 2.216%, 4.661%, 6/01/2035(a)(b)	1,335,329
106,833	FHLMC, 1-year CMT + 2.271%, 4.715%, 1/01/2036(a)(b)	111,956
624,223	FHLMC, 12-month LIBOR + 2.190%, 5.315%, 2/01/2037(a)(b)	665,129
213,394	FNMA, 1-year CMT + 2.045%, 4.295%, 10/01/2035(a)(b)	216,467
200,390	FNMA, 6-month LIBOR + 1.543%, 4.418%, 2/01/2037(a)(b)	207,568
638,509	FNMA, 12-month LIBOR + 1.648%, 4.567%, 8/01/2038(a)(b)	668,154
224,527	FNMA, 12-month LIBOR + 1.865%, 4.627%, 9/01/2036(a)(b)	237,241
596,582	FNMA, 1-year CMT + 2.138%, 4.693%, 9/01/2034(a)(b)	627,501
1,781,481	FNMA, 12-month LIBOR + 1.746%, 4.701%, 9/01/2037(a)(b)	1,881,042
1,329,829	FNMA, 1-year CMT + 2.214%, 4.798%, 6/01/2034(a)(b)	1,402,017

		7,426,202

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – 42.1%
$3,163,449	FHLMC, 3.500%, with various maturities from 2042 to 2046(a)(g)	$3,278,127
561,221	FHLMC, 4.000%, 9/01/2045	587,379
43,739	FHLMC, 5.000%, 9/01/2035	47,821
6,266,357	FNMA, 2.500%, with various maturities from 2046 to 2057(a)(g)	6,211,428
16,278,432	FNMA, 3.000%, 2/01/2057(a)	16,418,087
6,522,931	FNMA, 4.000%, with various maturities from 2041 to 2052(a)(g)	6,829,953
1,681,849	FNMA, 4.500%, with various maturities from 2045 to 2046(a)(g)	1,785,760
360,017	FNMA, 5.500%, 8/01/2034(a)	399,886
3,940	FNMA, 6.000%, 10/01/2034	4,461
229,695,000	FNMA (TBA), 3.000%, 8/01/2049(h)	231,467,060
97,860,000	FNMA (TBA), 3.500%, 8/01/2049(h)	100,029,913
786,750	GNMA, 1-month LIBOR + 0.531%, 3.026%, 8/20/2063(b)	795,712
139,760	GNMA, 3.954%, 8/20/2062(d)	140,604
29,221	GNMA, 3.965%, 10/20/2061(d)	29,456
29,221	GNMA, 4.060%, 11/20/2061(d)	29,382
27,613	GNMA, 4.126%, 10/20/2061(d)	28,369
201,997	GNMA, 4.128%, 1/20/2062(a)(d)	203,106
79,500	GNMA, 4.140%, 10/20/2061(a)(d)	79,871
363,875	GNMA, 4.201%, 12/20/2061(a)(d)	365,896
1,449,079	GNMA, 1-month LIBOR + 1.715%, 4.214%, 2/20/2061(a)(b)	1,508,979
359,006	GNMA, 1-month LIBOR + 1.735%, 4.230%, 7/20/2060(b)	375,392
68,425	GNMA, 4.257%, 8/20/2061(d)	69,435
246,959	GNMA, 1-month LIBOR + 1.790%, 4.285%, 9/20/2060(b)	258,388
107,402	GNMA, 4.298%, 12/20/2061(d)	107,856
56,585	GNMA, 4.306%, 2/20/2063(d)	57,302
5,099	GNMA, 4.310%, 12/20/2060(d)	5,268
368,538	GNMA, 4.316%, 7/20/2062(d)	371,344

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$790,203	GNMA, 4.330%, 3/20/2063(d)	$803,568
251,251	GNMA, 4.342%, 2/20/2062(a)(d)	251,916
10,903	GNMA, 4.348%, 5/20/2062(d)	10,986
23,611	GNMA, 4.371%, 10/20/2062(d)	23,933
446,707	GNMA, 4.382%, 3/20/2062(a)(d)	448,174
1,282,860	GNMA, 4.389%, 5/20/2063(a)(d)	1,308,117
658,555	GNMA, 4.394%, 6/20/2063(d)	671,020
37,033	GNMA, 4.403%, 2/20/2067(d)	40,573
2,371,216	GNMA, 4.406%, 2/20/2063(a)(d)	2,399,978
9,275	GNMA, 4.409%, 5/20/2062(d)	9,401
1,054,191	GNMA, 4.416%, with various maturities from 2061 to 2062(d)(g)	1,095,143
1,401,135	GNMA, 4.424%, 4/20/2063(a)(d)	1,427,121
30,916	GNMA, 4.435%, 3/20/2063(d)	31,361
18,661	GNMA, 4.436%, 3/20/2063(d)	18,988
39,252	GNMA, 4.439%, 12/20/2062(d)	39,945
283,901	GNMA, 4.442%, 1/20/2064(d)	287,536
18,164	GNMA, 4.446%, 6/20/2062(d)	18,230
15,890	GNMA, 4.447%, 12/20/2063(d)	16,085
1,190,416	GNMA, 4.451%, 4/20/2066(a)(d)	1,280,043
16,116	GNMA, 4.456%, 12/20/2062(d)	16,283
1,182,488	GNMA, 4.458%, 4/20/2063(a)(d)	1,201,103
141,991	GNMA, 4.466%, 6/20/2062(d)	142,587
38,062	GNMA, 4.470%, 1/20/2067(d)	41,856
5,260	GNMA, 4.481%, 12/20/2063(d)	5,336
74,146	GNMA, 4.486%, 3/20/2062(d)	74,468
196,000	GNMA, 4.500%, 9/20/2060(d)	198,987
4,069,262	GNMA, 4.501%, with various maturities from 2063 to 2067(a)(b)(d)(g)	4,362,896

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$76,737	GNMA, 4.508%, 3/20/2062(d)	$77,479
296,856	GNMA, 4.511%, 1/20/2063(d)	299,974
3,270,423	GNMA, 4.526%, with various maturities from 2063 to 2067(a)(d)(g)	3,560,692
5,946,649	GNMA, 4.530%, with various maturities from 2063 to 2064(a)(d)(g)	6,216,650
2,471,614	GNMA, 4.534%, 12/20/2066(a)(d)	2,718,258
1,162,129	GNMA, 4.537%, 11/20/2063(d)	1,233,251
120,380	GNMA, 4.538%, 11/20/2063(d)	122,063
52,668	GNMA, 4.541%, 4/20/2067(d)	53,539
583,080	GNMA, 4.542%, 7/20/2063(a)(d)	590,506
2,714,530	GNMA, 4.545%, 3/20/2063(a)(d)	2,748,577
12,298,623	GNMA, 4.549%, 6/20/2067(a)(d)	13,612,473
3,548	GNMA, 4.554%, 5/20/2062(d)	3,561
4,804,891	GNMA, 4.555%, with various maturities from 2062 to 2064(a)(d)(g)	5,129,640
1,037,839	GNMA, 4.559%, 7/20/2067(d)	1,149,476
461,384	GNMA, 4.560%, 2/20/2066(d)	497,114
2,290,219	GNMA, 4.565%, with various maturities from 2067 to 2068(a)(d)(g)	2,388,848
1,108,123	GNMA, 4.566%, 2/20/2067(d)	1,221,559
184,441	GNMA, 4.567%, with various maturities from 2063 to 2065(d)(g)	197,532
3,777,776	GNMA, 4.571%, with various maturities from 2063 to 2067(a)(d)(g)	4,174,267
1,929	GNMA, 4.575%, 2/20/2062(d)	1,935
831,255	GNMA, 4.576%, 8/20/2063(d)	846,345
5,599,458	GNMA, 4.578%, 7/20/2065(a)(d)	6,088,001
1,427,633	GNMA, 4.582%, 12/20/2063(d)	1,527,504
19,888	GNMA, 4.584%, 10/20/2062(d)	20,068
450,489	GNMA, 4.585%, with various maturities from 2062 to 2063(d)(g)	455,710
103,640	GNMA, 4.586%, 10/20/2062(d)	104,596
770,143	GNMA, 4.593%, 7/20/2067(d)	850,143

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$1,984,841	GNMA, 4.598%, 5/20/2067(a)(d)	$2,208,902
138,624	GNMA, 4.601%, 9/20/2062(d)	140,992
344,720	GNMA, 4.602%, 7/20/2062(d)	346,614
4,803,186	GNMA, 4.603%, 5/20/2067(a)(d)	5,320,968
9,543,814	GNMA, 4.604%, 7/20/2067(a)(d)	10,536,873
5,316,745	GNMA, 4.605%, with various maturities from 2066 to 2067(a)(d)(g)	5,835,530
1,793,722	GNMA, 4.606%, with various maturities in 2067(d)(g)	1,950,787
1,219,858	GNMA, 4.608%, 12/20/2063(d)	1,295,759
3,946,896	GNMA, 4.610%, 8/20/2067(a)(d)	4,414,956
1,444,111	GNMA, 4.615%, 1/20/2067(a)(d)	1,595,664
45,917	GNMA, 4.631%, 9/20/2063(d)	49,025
782,489	GNMA, 4.640%, 9/20/2063(d)	840,614
6,676,986	GNMA, 4.649%, with various maturities from 2064 to 2067(a)(d)(g)	7,415,335
3,137,516	GNMA, 4.650%, with various maturities from 2061 to 2066(a)(d)(g)	3,428,277
3,360,355	GNMA, 4.655%, 3/20/2067(a)(d)	3,797,807
3,775	GNMA, 4.658%, 3/20/2062(d)	3,936
37,813	GNMA, 4.661%, 2/20/2067(d)	41,552
1,047,647	GNMA, 4.669%, 10/20/2064(d)	1,128,184
736,189	GNMA, 4.674%, 11/20/2063(d)	791,240
122,759	GNMA, 4.680%, 4/20/2062(d)	127,559
1,301,416	GNMA, 4.686%, 5/20/2064(a)(d)	1,404,368
155,199	GNMA, 4.689%, 8/20/2062(d)	156,394
2,297	GNMA, 4.697%, 3/20/2061(d)	2,345
311,478	GNMA, 4.700%, with various maturities in 2061(d)(g)	319,968
10,442	GNMA, 4.710%, 8/20/2061(d)	10,770
553,137	GNMA, 4.730%, 12/20/2063(d)	587,644
10	GNMA, 4.740%, 10/20/2060(d)	12

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$843,097	GNMA, 1-month LIBOR + 2.307%, 4.800%, 6/20/2065(b)	$897,140
5,586	GNMA, 4.810%, with various maturities from 2060 to 2061(d)(g)	6,183
22,483	GNMA, 4.872%, 1/20/2062(d)	22,740
246,925	GNMA, 4.887%, 12/20/2061(a)(d)	271,956
4,446	GNMA, 5.045%, 3/20/2062(d)	4,503
1,368	GNMA, 5.060%, 6/20/2061(d)	1,541
36,609	GNMA, 5.103%, 1/20/2062(d)	36,990
15,713	GNMA, 5.108%, 6/20/2061(a)(d)	16,069
38,053	GNMA, 5.140%, 5/20/2060(d)	38,431
7,049	GNMA, 5.150%, 2/20/2062(d)	7,118
1,681	GNMA, 5.152%, 9/20/2063(d)	1,709
45,750	GNMA, 5.240%, 5/20/2060(d)	46,004
371	GNMA, 5.305%, 3/20/2064(d)	396
36,104	GNMA, 5.307%, 7/20/2060(d)	36,184
1,128	GNMA, 5.321%, 12/20/2061(d)	1,194
520	GNMA, 5.323%, 6/20/2062(d)	551
683	GNMA, 5.361%, 11/20/2063(d)	716
29,388	GNMA, 5.454%, 5/20/2060(d)	29,467
3,806	GNMA, 5.460%, with various maturities in 2059(d)(g)	4,185
93	GNMA, 5.470%, with various maturities in 2059(d)(g)	102
15,432	GNMA, 5.500%, with various maturities from 2058 to 2060(d)(g)	15,864
6,769	GNMA, 5.585%, 11/20/2059(d)	7,619
22,234	GNMA, 5.617%, 2/20/2060(d)	22,519
638	GNMA, 5.620%, 6/20/2061(d)	680
437	GNMA, 5.644%, 9/20/2059(d)	480
3,491	GNMA, 5.668%, 6/20/2059(d)	3,947

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$10,152	GNMA, 5.687%, 12/20/2059(d)	$10,316

		498,838,309

	Non-Agency Commercial Mortgage-Backed Securities – 8.3%
1,970,000	BANK, Series 2019-BN17, Class A4, 3.714%, 4/15/2052	2,122,671
2,180,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	2,352,929
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	560,256
5,595,000	COMM Mortgage Trust, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,825,721
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	2,453,980
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(a)(d)	2,760,341
2,605,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(a)	2,663,450
411,915	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	411,669
2,587,789	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(a)	2,661,356
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	1,285,226
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,384,202
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(a)	2,686,342
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(a)	3,235,986
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,253,036
2,250,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 1-month LIBOR +1.900%, 4.294%, 1/15/2034, 144A(b)	2,253,565
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.550%, 12/10/2027, 144A(a)(d)	5,197,289
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(a)(d)	5,959,335
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)(d)	3,799,826
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(a)	3,123,830
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,510,088
3,425,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A(a)	3,543,980
1,460,815	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(a)	1,501,534
4,100,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	4,294,161

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(a)	$2,807,429
2,876,522	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(a)	2,926,213
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.668%, 6/15/2044, 144A(d)	1,018,325
3,135,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.828%, 2/05/2035, 144A(a)(d)	3,201,838
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(d)	3,467,414
1,878,916	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.614%, 11/15/2027, 144A(a)(b)	1,873,803
6,500,000	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class B, 1-month LIBOR + 1.650%, 4.044%, 11/15/2027, 144A(a)(b)	6,469,018
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,436,145
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(a)	4,136,202
1,465,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,543,053
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,748,742
4,558,243	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	4,692,589

		98,161,544

	Student Loans – 0.3%
3,295,833	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033(a)	3,525,586

	Total Bonds and Notes (Identified Cost $1,445,846,053)	1,425,389,372

Collateralized Loan Obligations – 3.0%
1,309,623	Acis CLO Ltd., Series 2014-3A, Class A1A, 3-month LIBOR + 1.510%, 4.089%, 2/01/2026, 144A(b)	1,310,930
2,540,000	Acis CLO Ltd., Series 2014-4A, Class A, 3-month LIBOR + 1.420%, 3.999%, 5/01/2026, 144A(b)	2,544,932
3,789,213	B&M CLO Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 0.730%, 3.331%, 4/16/2026, 144A(b)	3,781,935
2,601,881	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 3.762%, 4/28/2025, 144A(b)	2,605,160
2,593,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 1.130%, 3.731%, 4/18/2026, 144A(b)	2,594,412
3,532,535	Hull Street CDO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.220%, 3.821%, 10/18/2026, 144A(b)	3,538,602
2,237,030	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 3.801%, 7/18/2026, 144A(b)	2,238,759
2,070,612	Staniford Street CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.180%, 3.590%, 6/15/2025, 144A(b)	2,071,995
2,130,000	Venture XXI CLO Ltd., Series 2015-21A, Class AR, 3-month LIBOR + 0.880%, 3.477%, 7/15/2027, 144A(b)	2,130,045
3,830,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 3.410%, 7/25/2027, 144A(b)	3,813,446

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$3,960,000	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 3.417%, 10/13/2027, 144A(b)	$3,940,843
2,567,000	Venture VII CDO Ltd., Series 2006-7A, Class B, 3-month LIBOR + 0.380%, 2.972%, 1/20/2022, 144A(b)	2,554,268
2,920,000	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 3.385%, 4/18/2027, 144A(b)	2,920,002
	Total Collateralized Loan Obligations (Identified Cost $36,078,917)	36,045,329

Loan Participations – 0.4%

	ABS Other – 0.4%
4,482,773	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037(c) (Identified Cost $4,456,314)	4,563,383

Short-Term Investments – 4.5%
13,353,349	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $13,355,018 on 7/01/2019 collateralized by $13,135,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $13,621,809 including accrued interest(i)	13,353,349
5,925,000	U.S. Treasury Bills, 2.148%, 9/05/2019(j)	5,902,270
8,340,000	U.S. Treasury Bills, 2.058%, 10/03/2019(j)	8,294,432
1,450,000	U.S. Treasury Bills, 2.497%, 1/02/2020(j)(k)	1,434,930
5,995,000	U.S. Treasury Bills, 2.435%, 1/30/2020(j)	5,927,517
18,000,000	U.S. Treasury Bills, 2.320%-2.350%, 11/21/2019(j)(k)(l)	17,852,710

	Total Short-Term Investments (Identified Cost $52,723,166)	52,765,208

	Total Investments – 128.2% (Identified Cost $1,539,104,450)	1,518,763,292
	Other assets less liabilities – (28.2)%	(333,987,155)

	Net Assets – 100.0%	$1,184,776,137

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt, unlisted equity securities, senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.

(e)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $20,744,163 or 1.8% of net assets.
(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(g)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(h)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $338,375,356 or 28.6% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2019	84	$17,976,503	$18,075,093	$(98,590)
5 Year U.S. Treasury Note	9/30/2019	198	23,114,833	23,394,938	(280,105)
Ultra 10 Year U.S. Treasury Note	9/19/2019	70	9,560,329	9,668,750	(108,421)

Total					$(487,116)

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At June 30, 2019, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[2]	Market Value	Unrealized Appreciation (Depreciation)
63,000,000	USD	3/04/2024	2.564%	3-month LIBOR	$(2,303,738)	$(2,303,738)
50,000,000	USD	5/23/2024	2.222%	3-month LIBOR	(1,095,855)	(1,095,855)

Total					$(3,399,593)	$(3,399,593)

1	Payments are made semiannually.
2	Payments are made quarterly.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Credit Card	$—	$5,932,260	$4,099,180	(a)	$10,031,440
ABS Home Equity	—	54,065,232	363,492	(b)	54,428,724
ABS Other	—	92,722,589	2,504,438	(a)	95,227,027
ABS Student Loan	—	35,624,975	7,497,751	(a)	43,122,726
Agency Commercial Mortgage-Backed Securities	—	109,555,488	5,418,068	(b)	114,973,556
Collateralized Mortgage Obligations	—	337,169,923	23,248,614	(c)	360,418,537
All Other Bonds and Notes*	—	747,187,362	—		747,187,362

Total Bonds and Notes	—	1,382,257,829	43,131,543		1,425,389,372

Collateralized Loan Obligations	—	36,045,329	—		36,045,329
Loan Participations*	—	—	4,563,383	(a)	4,563,383
Short-Term Investments	—	52,765,208	—		52,765,208

Total Investments	$—	$1,471,068,366	$47,694,926		$1,518,763,292

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(487,116)	$—	$—		$(487,116)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(3,399,593)	—		(3,399,593)

Total	$(487,116)	$(3,399,593)	$—		$(3,886,709)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Fair valued by the Fund’s adviser ($14,962,603) or valued using broker-dealer bid prices ($8,286,011).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
ABS Car Loan	$1,999,740	$—	$—	$—	$—	$—	$—	$(1,999,740)	$—	$—
ABS Credit Card	—	—	—	7	4,099,173	—	—	—	4,099,180	7
ABS Home Equity	179,995	—	(3,943)	6,090	—	(107,474)	288,824	—	363,492	2,548
ABS Other	—	—	141	987	2,553,310	(50,000)	—	—	2,504,438	987
ABS Student Loan	8,002,399	—	1,564	(262)	914,050	(1,420,000)	—	—	7,497,751	399
Agency Commercial Mortgage-Backed Securities	249,179	—	(1,022,726)	(263,358)	—	—	6,454,973	—	5,418,068	(263,358)
Collateralized Mortgage Obligations	12,852,557	—	(1,430,500)	646,526	4,151,863	(6,191,397)	17,866,017	(4,646,452)	23,248,614	643,417
Loan Participations
ABS Other	5,055,075	1,164	3,653	112,471	—	(608,980)	—	—	4,563,383	112,902

Total	$28,338,945	$1,164	$(2,451,811)	$502,461	$11,718,396	$(8,377,851)	$24,609,814	$(6,646,192)	$47,694,926	$496,902

Debt securities valued at $6,646,192 transferred from Level 3 to Level 2 during the period ended June 30, 2019. At September 30, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $24,609,814 were transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts and swap agreements.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaps to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2019, the Fund used interest rate swaps to manage duration and futures contracts to hedge against changes in interest rates and to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2019:

Liabilities	Unrealized Depreciation on Futures Contracts	Swap agreements at value
Exchange-traded liability derivatives
Interest rate contracts	$(487,116)	$(3,399,593)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$3,446,692	$3,446,692

Industry Summary at June 30, 2019 (Unaudited)

Mortgage Related	42.1%
Collateralized Mortgage Obligations	30.4
ABS Car Loan	10.0
Agency Commercial Mortgage-Backed Securities	9.7
ABS Other	8.4
Non-Agency Commercial Mortgage-Backed Securities	8.3
ABS Home Equity	4.6
ABS Student Loan	3.7
Collateralized Loan Obligations	3.0
Other Investments, less than 2% each	3.5
Short-Term Investments	4.5

Total Investments	128.2
Other assets less liabilities (including swap agreements and futures contracts)	(28.2)

Net Assets	100.0%